GOODWILL AND INTANGIBLE ASSETS - Intangible Assets with Definite Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets with definite lives
Gross Carrying Amount	$ 326,308	$ 290,924
Accumulated Amortization	(201,454)	(124,562)
Total	$ 124,854	$ 166,362
Weighted-Average Useful Life (Years)	3 years 8 months 12 days	3 years 8 months 12 days
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 143,255	$ 132,588
Accumulated Amortization	(73,483)	(48,339)
Total	$ 69,772	$ 84,249
Weighted-Average Useful Life (Years)	4 years 6 months	4 years 7 months 6 days
Service professional relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 99,651	$ 99,528
Accumulated Amortization	(76,445)	(44,674)
Total	$ 23,206	$ 54,854
Weighted-Average Useful Life (Years)	2 years 10 months 24 days	2 years 10 months 24 days
Customer lists and user base
Intangible assets with definite lives
Gross Carrying Amount	$ 44,286	$ 29,829
Accumulated Amortization	(24,226)	(14,857)
Total	$ 20,060	$ 14,972
Weighted-Average Useful Life (Years)	3 years 3 months 18 days	2 years 10 months 24 days
Memberships
Intangible assets with definite lives
Gross Carrying Amount	$ 15,900	$ 15,900
Accumulated Amortization	(11,940)	(6,640)
Total	$ 3,960	$ 9,260
Weighted-Average Useful Life (Years)	3 years	3 years
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 12,777	$ 7,579
Accumulated Amortization	(8,082)	(4,579)
Total	$ 4,695	$ 3,000
Weighted-Average Useful Life (Years)	3 years 6 months	3 years 10 months 24 days
Other
Intangible assets with definite lives
Gross Carrying Amount	$ 10,439	$ 5,500
Accumulated Amortization	(7,278)	(5,473)
Total	$ 3,161	$ 27
Weighted-Average Useful Life (Years)	3 years 4 months 24 days	4 years 7 months 6 days